Income Taxes (Schedule of Unrecognized Tax Benefits Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 328	$ 315	$ 314
Increases related to current year tax positions	48	67	74
Increases related to prior year tax positions	0	6	33
Increases related to positions assumed from Thoratec	7	0	0
Reductions related to prior year tax positions	(24)	(27)	(16)
Reductions related to settlements / payments	(16)	(27)	(90)
Expiration of the statute of limitations for the assessment of taxes	(5)	(6)	0
Balance at end of year	$ 338	$ 328	$ 315